Risk management - Interest EaR and VaR based on BIS Framework of subsidiaries other than the Bank and consolidated trusts (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)
Woori Card Co., Ltd.
Disclosure of EaR VaR based on BIS framework [Line Items]
EaR	₩ 106,645	[1]
VaR	157,085	[2]
Woori Financial Capital Co., Ltd.
Disclosure of EaR VaR based on BIS framework [Line Items]
EaR	3,701	[1]
VaR	12,550	[2]
Woori Investment Bank Co., Ltd.
Disclosure of EaR VaR based on BIS framework [Line Items]
EaR	1,479	[1]
VaR	5,005	[2]
Woori Asset Trust Co., Ltd.
Disclosure of EaR VaR based on BIS framework [Line Items]
EaR	3,211	[1]
VaR	398	[2]
Woori Asset Management Corp.
Disclosure of EaR VaR based on BIS framework [Line Items]
EaR	64	[1]
VaR	493	[2]
Woori Private Equity Asset Management Co., Ltd.
Disclosure of EaR VaR based on BIS framework [Line Items]
EaR	193	[1]
VaR	37	[2]
Woori Global Asset Management Co., Ltd.
Disclosure of EaR VaR based on BIS framework [Line Items]
EaR	119	[1]
VaR	₩ 318	[2]

[1]	EaR (Earning at Risk): Change of maximum expected income and expense
[2]	VaR (Value at Risk): Maximum expected losses